December 11, 1998

  The following replaces information in the EDGAR transmission of the Annual Report of Delaware Group Foundation Funds that was filed with the Securities and Exchange Commission on November 25, 1998 under EDGAR Form Type N-30D.


  How Different Asset Classes Fared During 1998
  Total Return December 31, 1997 to September 30, 1998


           Morgan Stanley   Merrill Lynch  Standard & Poor's
          Europe Australia    High Yield       500 Index
           Far East Index     Bond Index

  Dec. '97     0.00%            0.00%           0.00%
  Jan. '98     0.87%            1.46%           1.10%
  Feb. '98     1.60%            1.88%           8.39%
  Mar. '98     1.28%            2.79%          13.94%
  Apr. '98     1.08%            3.27%          15.08%
  May  '98     1.85%            3.94%          13.11%
  Jun. '98     1.25%            4.51%          17.70%
  Jul. '98     1.13%            5.10%          16.45%
  Aug. '98     1.53%            0.57%          -0.37%
  Sep. '98    -0.34%            0.19%           6.02%

  Past performance does not guarantee future results. Index results do not represent past or future performance of any Delaware Investments mutual fund.
  Source: Bloomberg Business News.